Accounting changes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Changes [Abstract]
Disclosure of Reconciliation Table Between The Commitments [Text Block]
Reconciliation table between the commitments for leases as of December 31, 2018, before the adoption of IFRS 16 and what was disclosed by this same concept as of January 1, 2019:

January 1, 2019
ThCh$
Operating lease and services contracts as of December 31, 2018	138,377,120
Commitments not qualified as lease liabilities (1)	(113,040,682)
Obligations for lease contracts as of December 31, 2018	25,336,438
Adjustments to present value	(6,252,251)
Leases according to IFRS 16 as of January 1, 2019	19,084,187
Financial leases liabilities recognized as of December 31, 2018	17,912,134
Lease liabilities recognized as of January 1, 2019	36,996,321

Current leases liabilities	7,633,617
Non-current leases liabilities	29,362,704
Lease liabilities recognized as of January 1, 2019	36,996,321

(1)	It mainly corresponds to services contracts., short-term and low-value operational leases.